Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
18.    Operating Segment and Geographical Information

The Company uses the management approach model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. The Company consists of one reportable business segment which is provision of integrated plastic manufacturing services. All of the Company’s sales are from the manufacturing processes which are conducted in PRC and Thailand. The Company’s sales to customers by geographic destination are analyzed as follows:

		8-month
	Year ended	Period ended	Year ended	Year ended
	April 30,	December 31,	December 31	December 31
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

Asia-Pacific Region	742,327	462,837	482,725	539,167
Europe	542,410	380,062	573,102	524,552
The United States	6,486	90,989	111,288	144,092
	1,291,223	933,888	1,167,115	1,207,811

The location of the Company’s identifiable assets is as follows:

	April 30	December 31,	December 31,	December 31,
	2012	2012	2013	2014
	HK$	HK$	HK$	HK$

PRC	723,210	616,777	598,889	514,260
Hong Kong	459,029	494,033	478,696	633,656
Macau	8,348	39,225	10,243	22,560
Thailand	3,142	27,396	62,899	97,034
United States	-	1,711	4,094	3,646
	1,193,729	1,179,142	1,154,821	1,271,156